CONSOLIDATED STATEMENTS OF INCOME - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
REVENUES:
Time charter revenues	$ 140,021,000	$ 140,456,000
OPERATING EXPENSES
Voyage expenses	7,364,000	663,000
Vessel operating expenses	42,763,000	34,822,000
Depreciation and amortization of deferred charges	26,661,000	20,457,000
General and administrative expenses	15,695,000	14,947,000
Management fees to related party (Note 2(c))	647,000	228,000
Gain on sale of vessels (Notes 3)	(4,995,000)	0
Insurance recoveries	0	(1,789,000)
Other operating income	(189,000)	(341,000)
Operating income, total	52,075,000	71,469,000
OTHER INCOME / (EXPENSES):
Interest expense and finance costs (Note 9)	(23,845,000)	(11,209,000)
Interest and other income	3,746,000	622,000
Loss on extinguishment of debt	(748,000)	0
Gain on deconsolidation of subsidiary (Note 2(e))	844,000	0
Gain on dividend distribution (Note 2(d))	761,000	0
Gain from equity method investments (Note 2(c) and (e))	244,000	767,000
Total other expenses, net	(18,998,000)	(9,820,000)
Net income	33,077,000	61,649,000
Dividends on series B preferred shares (Notes 8(b) and 10)	(2,884,000)	(2,884,000)
Net income attributable to common stockholders	$ 30,193,000	$ 58,765,000
Earnings per common share, basic (Note 10)	$ 0.31	$ 0.76
Earnings per common share, diluted (Note 10)	$ 0.30	$ 0.73
Weighted average number of common shares outstanding, basic (Note 10)	98,489,613	77,343,851
Weighted average number of common shares outstanding, diluted (Note 10)	99,762,411	80,308,679